Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Income before taxation	$ 35,621	$ 18,130	$ 5,606
Share of profit of joint ventures and associates	(4,106)	(4,225)	(3,545)
Income before taxation and share of profit of joint ventures and associates	31,515	13,905	2,061
Applicable tax charge/(credit) at statutory tax rates	11,444	4,532	(344)
Adjustments in respect of prior periods	19	(411)	(219)
Tax effects of:
Income not subject to tax at statutory rates	(1,783)	(1,852)	(1,740)
Expenses not deductible for tax purposes	1,379	2,423	2,066
(Recognition)/derecognition of deferred tax assets	(381)	(957)	1,575
Deductible items not expensed	(371)	(584)	(516)
Taxable income not recognised	312	251	509
Changes in tax rates and legislation	(157)	2,004	(200)
Other	1,253	(711)	(302)
Total taxation charge	$ 11,715	$ 4,695	$ 829